UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer                   John H. Beers, Esq.
Counsel and Secretary for Registrant              Vice President and Secretary
   Phoenix Life Insurance Company                Phoenix Life Insurance Company
          One American Row                               One American Row
         Hartford, CT 06102                            Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



PHOENIX EQUITY TRUST
GLOSSARY
September 30, 2005

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

GDR (GLOBAL DEPOSITARY RECEIPT)

A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

NVDR (NON-VOTING DEPOSITORY RECEIPT)

Trading instruments issued in place of stocks by the Stock Exchange of Thailand in order to stimulate foreign investment in Thai companies. NVDR holders receive all financial benefits as a company's ordinary shareholders - dividends, right issues, or warrants - except voting rights.

REIT (REAL ESTATE INVESTMENT TRUST)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

Phoenix Mid-Cap Value Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                     SHARES           VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS--82.5%

AEROSPACE & DEFENSE--2.7%
Raytheon Co.                                          145,500   $   5,531,910

APPAREL RETAIL--8.4%
Foot Locker, Inc.                                     422,800       9,276,232
Limited Brands, Inc.                                  399,300       8,157,699
                                                                ----------------
                                                                   17,433,931
                                                                ----------------

AUTO PARTS & EQUIPMENT--3.5%
Lear Corp.                                            210,800       7,160,876

COMMODITY CHEMICALS--1.0%
Methanex Corp.                                        134,147       1,994,766

DEPARTMENT STORES--3.8%
Penney (J.C.) Co., Inc.                               166,500       7,895,430

DIVERSIFIED CHEMICALS--3.3%
Hercules, Inc.(b)                                     563,000       6,879,860

ELECTRIC UTILITIES--5.5%
Cinergy Corp.                                         138,200       6,137,462
FirstEnergy Corp.                                      30,900       1,610,508
Reliant Energy, Inc.(b)                               231,300       3,571,272
                                                                ----------------
                                                                   11,319,242
                                                                ----------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.3%
Thomas & Betts Corp.(b)                               137,000       4,714,170

ENVIRONMENTAL & FACILITIES SERVICES--7.3%
Allied Waste Industries, Inc.(b)                      934,800       7,899,060
Waste Management, Inc.                                251,500       7,195,415
                                                                ----------------
                                                                   15,094,475
                                                                ----------------

FOOD RETAIL--3.4%
SUPERVALU, Inc.                                       223,400       6,952,208

GAS UTILITIES--3.0%
Atmos Energy Corp.                                    112,800       3,186,600
ONEOK, Inc.                                            86,700       2,949,534
                                                                ----------------
                                                                    6,136,134
                                                                ----------------

GENERAL MERCHANDISE STORES--2.8%
Big Lots, Inc.(b)                                     522,100       5,737,879

HOUSEWARES & SPECIALTIES--2.6%
Fortune Brands, Inc.                                   67,600       5,497,908

                                                     SHARES           VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--9.5%
Duke Energy Corp.                                     351,500   $  10,253,255
Dynegy, Inc. Class A(b)                             1,178,700       5,551,677
NRG Energy, Inc.(b)                                    92,900       3,957,540
                                                                ----------------
                                                                   19,762,472
                                                                ----------------

LEISURE PRODUCTS--2.5%
Brunswick Corp.                                       136,500       5,150,145

METAL & GLASS CONTAINERS--5.8%
Crown Holdings, Inc.(b)                               447,600       7,134,744
Pactiv Corp.(b)                                       284,700       4,987,944
                                                                ----------------
                                                                   12,122,688
                                                                ----------------

OFFICE SERVICES & SUPPLIES--0.8%
ACCO Brands Corp.(b)                                   58,232       1,643,307

OIL & GAS EQUIPMENT & SERVICES--1.0%
FMC Technologies, Inc.(b)                              50,500       2,126,555

PACKAGED FOODS & MEATS--4.9%
Del Monte Foods Co.(b)                                576,000       6,180,480
Sara Lee Corp.                                        211,200       4,002,240
                                                                ----------------
                                                                   10,182,720
                                                                ----------------

PAPER PACKAGING--3.8%
Packaging Corporation of America                      410,800       7,973,628

PROPERTY & CASUALTY INSURANCE--1.0%
Alleghany Corp.(b)                                      6,995       2,140,470

TRUCKING--3.6%
Laidlaw International, Inc.                           308,200       7,449,194
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $170,187,695)                                    170,899,968
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--9.1%

COMMODITY CHEMICALS--2.9%
NOVA Chemicals Corp. (United States)                  162,000       5,961,600

FOOD RETAIL--4.2%
Koninklijke Ahold NV Sponsored ADR
  (Netherlands)(b)                                  1,153,500       8,755,065

HEAVY ELECTRICAL EQUIPMENT--2.0%
ABB Ltd. Sponsored ADR (Switzerland)(b)               552,900       4,069,344


                     See Notes to Schedules of Investments

Phoenix Mid-Cap Value Fund

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $18,809,256)                                      18,786,009
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.6%
(IDENTIFIED COST $188,996,951)                                    189,685,977
--------------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)           VALUE
                                                    ---------   ----------------

SHORT-TERM INVESTMENTS--7.0%

COMMERCIAL PAPER--7.0%
UBS Finance Delaware LLC 3.86%, 10/3/05             $   1,845   $   1,844,604
NetJets, Inc. 3.57%, 10/4/05                            1,190       1,189,646
NetJets, Inc. 3.59%, 10/12/05                           3,000       2,996,839
CIT Group, Inc. 3.67%, 10/24/05                         2,900       2,892,886
Danske Corp. 3.62%, 10/25/05                              700         698,193
Preferred Receivables Funding Corp. 3.67%,
  10/25/05                                                910         907,773
Procter & Gamble Co. (The) 3.75%, 11/21/05              2,325       2,312,443
UBS Finance Delaware LLC 3.72%, 11/23/05                1,710       1,700,762
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,543,527)                                      14,543,146
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $203,540,478)                                    204,229,123(a)

Other assets and liabilities, net--1.4%                             2,872,092
                                                                ----------------
NET ASSETS--100.0%                                              $ 207,101,215
                                                                ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,153,873 and gross depreciation of $7,468,159 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $203,543,409.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.


                     See Notes to Schedules of Investments

Phoenix Pathfinder Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS--98.2%

AGRICULTURAL PRODUCTS--1.7%
Bunge Ltd.                                                667   $      35,098

BUILDING PRODUCTS--1.7%
USG Corp.(b)                                              497          34,154

CONSTRUCTION MATERIALS--1.7%
Lafarge North America, Inc.                               500          33,805

DIVERSIFIED BANKS--5.5%
Bank of America Corp.                                   2,657         111,860

DIVERSIFIED COMMERCIAL SERVICES--1.2%
Equifax, Inc.                                             700          24,458

DIVERSIFIED METALS & MINING--3.6%
Phelps Dodge Corp.                                        565          73,410

ELECTRIC UTILITIES--3.4%
Exelon Corp.                                            1,300          69,472

HOMEBUILDING--4.2%
Horton (D.R.), Inc.                                       400          14,488
NVR, Inc.(b)                                               81          71,681
                                                                ----------------
                                                                       86,169
                                                                ----------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
TXU Corp.                                                  59           6,660

INTEGRATED OIL & GAS--12.4%
Chevron Corp.                                           1,370          88,680
ConocoPhillips                                          1,400          97,874
Exxon Mobil Corp.                                       1,060          67,352
                                                                ----------------
                                                                      253,906
                                                                ----------------

INTEGRATED TELECOMMUNICATION SERVICES--3.4%
CenturyTel, Inc.                                        1,800          62,964
Talk America Holdings, Inc.(b)                            600           5,658
                                                                ----------------
                                                                       68,622
                                                                ----------------

INVESTMENT BANKING & BROKERAGE--1.6%
Bear Stearns Cos., Inc. (The)                             300          32,925

LIFE & HEALTH INSURANCE--2.0%
MetLife, Inc.                                             700          34,881
Torchmark Corp.                                           125           6,604
                                                                ----------------
                                                                       41,485
                                                                ----------------

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

MANAGED HEALTH CARE--3.5%
CIGNA Corp.                                               600   $      70,716

MULTI-LINE INSURANCE--3.2%
Hartford Financial Services Group, Inc. (The)             854          65,903

OIL & GAS EXPLORATION & PRODUCTION--4.0%
Devon Energy Corp.                                      1,200          82,368

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.8%
Valero Energy Corp.                                       500          56,530

OIL & GAS STORAGE & TRANSPORTATION--1.4%
Overseas Shipholding Group, Inc.                          500          29,165

OTHER DIVERSIFIED FINANCIAL SERVICES--0.7%
Citigroup, Inc.                                           330          15,022

PACKAGED FOODS & MEATS--0.2%
Gold Kist, Inc.(b)                                        163           3,187

PHARMACEUTICALS--0.9%
Johnson & Johnson                                         253          16,010
Pfizer, Inc.                                              132           3,296
                                                                ----------------
                                                                       19,306
                                                                ----------------

PROPERTY & CASUALTY INSURANCE--12.1%
Allstate Corp. (The)                                      839          46,388
Chubb Corp. (The)                                         700          62,685
First American Corp.                                    1,400          63,938
Progressive Corp. (The)                                    17           1,781
St. Paul Travelers Cos., Inc. (The)                     1,600          71,792
                                                                ----------------
                                                                      246,584
                                                                ----------------

RAILROADS--3.2%
CSX Corp.                                               1,400          65,072

REGIONAL BANKS--7.8%
National City Corp.                                     1,800          60,192
SunTrust Banks, Inc.                                      500          34,725
Zions Bancorp.                                            900          64,089
                                                                ----------------
                                                                      159,006
                                                                ----------------

REITS--0.8%
Rayonier, Inc.                                            300          17,286

RESTAURANTS--1.8%
Darden Restaurants, Inc.                                1,200          36,444


                     See Notes to Schedules of Investments

Phoenix Pathfinder Fund

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTORS--7.1%
Intel Corp.                                             2,200   $      54,230
Micron Technology, Inc.(b)                              3,600          47,880
Texas Instruments, Inc.                                 1,300          44,070
                                                                ----------------
                                                                      146,180
                                                                ----------------

SOFT DRINKS--2.2%
Coca-Cola Co. (The)                                     1,033          44,615

STEEL--0.2%
Nucor Corp.                                                82           4,837

THRIFTS & MORTGAGE FINANCE--0.8%
Radian Group, Inc.                                        300          15,930

WIRELESS TELECOMMUNICATION SERVICES--2.8%
Sprint Nextel Corp.                                     2,408          57,262
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1,963,785)                                        2,007,437
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $1,963,785)                                        2,007,437(a)

Other assets and liabilities, net--1.8%                                36,648
                                                                ----------------
NET ASSETS--100.0%                                              $   2,044,085
                                                                ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $94,339 and gross depreciation of $50,777 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $1,963,875.

(b)   Non-income producing.


                     See Notes to Schedules of Investments

Phoenix Relative Value Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS--89.4%

AEROSPACE & DEFENSE--1.9%
United Technologies Corp.                                 840   $      43,546

APPAREL, ACCESSORIES & LUXURY GOODS--1.8%
Liz Claiborne, Inc.                                     1,060          41,679

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Mellon Financial Corp.                                  1,320          42,200

COMMUNICATIONS EQUIPMENT--1.9%
Motorola, Inc.                                          1,920          42,413

COMPUTER HARDWARE--3.9%
Hewlett-Packard Co.                                     1,570          45,844
International Business Machines Corp.                     530          42,517
                                                                ----------------
                                                                       88,361
                                                                ----------------

DATA PROCESSING & OUTSOURCED SERVICES--4.0%
Affiliated Computer Services, Inc. Class A(b)             820          44,772
Computer Sciences Corp.(b)                                950          44,944
                                                                ----------------
                                                                       89,716
                                                                ----------------

DEPARTMENT STORES--1.9%
Federated Department Stores, Inc.                         630          42,128

DIVERSIFIED BANKS--3.7%
Bank of America Corp.                                     990          41,679
Comerica, Inc.                                            700          41,230
                                                                ----------------
                                                                       82,909
                                                                ----------------

ELECTRIC UTILITIES--1.9%
Exelon Corp.                                              790          42,218

ELECTRICAL COMPONENTS & EQUIPMENT--2.0%
Cooper Industries Ltd. Class A                            660          45,632

FOOTWEAR--2.0%
NIKE, Inc. Class B                                        560          45,741

HEALTH CARE EQUIPMENT--3.9%
Becton, Dickinson & Co.                                   800          41,944
Thermo Electron Corp.(b)                                1,485          45,887
                                                                ----------------
                                                                       87,831
                                                                ----------------

HEALTH CARE SUPPLIES--1.9%
Bausch & Lomb, Inc.                                       540          43,567

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

HOME IMPROVEMENT RETAIL--1.8%
Sherwin-Williams Co. (The)                                930   $      40,985

HOMEBUILDING--1.8%
Lennar Corp. Class A                                      690          41,234

HOUSEHOLD APPLIANCES--1.8%
Black & Decker Corp. (The)                                490          40,224

HOUSEHOLD PRODUCTS--3.8%
Clorox Co. (The)                                          750          41,655
Procter & Gamble Co. (The)                                760          45,190
                                                                ----------------
                                                                       86,845
                                                                ----------------

INDUSTRIAL CONGLOMERATES--1.9%
3M Co.                                                    580          42,549

INDUSTRIAL GASES--1.9%
Praxair, Inc.                                             890          42,658

INDUSTRIAL MACHINERY--1.9%
Eaton Corp.                                               660          41,943

INTEGRATED OIL & GAS--7.9%
Chevron Corp.                                             690          44,664
ConocoPhillips                                            650          45,441
Exxon Mobil Corp.                                         700          44,478
Occidental Petroleum Corp.                                510          43,569
                                                                ----------------
                                                                      178,152
                                                                ----------------

INVESTMENT BANKING & BROKERAGE--2.0%
Lehman Brothers Holdings, Inc.                            390          45,427

LIFE & HEALTH INSURANCE--3.9%
Lincoln National Corp.                                    840          43,697
MetLife, Inc.                                             870          43,352
                                                                ----------------
                                                                       87,049
                                                                ----------------

MANAGED HEALTH CARE--4.0%
Aetna, Inc.                                               520          44,793
UnitedHealth Group, Inc.                                  800          44,960
                                                                ----------------
                                                                       89,753
                                                                ----------------

PACKAGED FOODS & MEATS--1.9%
Kellogg Co.                                               940          43,362

PHARMACEUTICALS--3.7%
Johnson & Johnson                                         660          41,765


                     See Notes to Schedules of Investments

Phoenix Relative Value Fund

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

PHARMACEUTICALS (CONTINUED)
Wyeth                                                     920   $      42,568
                                                                ----------------
                                                                       84,333
                                                                ----------------

PROPERTY & CASUALTY INSURANCE--1.9%
Allstate Corp. (The)                                      770          42,573

REGIONAL BANKS--3.6%
Marshall & Ilsley Corp.                                   970          42,205
National City Corp.                                     1,170          39,125
                                                                ----------------
                                                                       81,330
                                                                ----------------

SEMICONDUCTORS--3.8%
Intel Corp.                                             1,680          41,412
Texas Instruments, Inc.                                 1,290          43,731
                                                                ----------------
                                                                       85,143
                                                                ----------------

SPECIALTY STORES--1.8%
Office Depot, Inc.(b)                                   1,390          41,283

SYSTEMS SOFTWARE--3.6%
Microsoft Corp.                                         1,600          41,168
Oracle Corp.(b)                                         3,210          39,772
                                                                ----------------
                                                                       80,940
                                                                ----------------

WIRELESS TELECOMMUNICATION SERVICES--3.7%
ALLTEL Corp.                                              690          44,926
Sprint Nextel Corp.                                     1,672          39,760
                                                                ----------------
                                                                       84,686
                                                                ----------------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $2,022,501)                                        2,018,410
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.8%

APPLICATION SOFTWARE--1.9%
Amdocs Ltd. (United States)(b)                          1,550          42,981

INDUSTRIAL CONGLOMERATES--1.9%
Tyco International Ltd. (United States)                 1,530          42,611

PROPERTY & CASUALTY INSURANCE--2.0%
ACE Ltd. (United States)                                  950          44,716
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $136,113)                                            130,308
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                    ---------   ----------------

EXCHANGE TRADED FUNDS--2.6%

iShares S&P 500 Index Fund                                480   $      59,040
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $58,898)                                              59,040
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.8%
(IDENTIFIED COST $2,217,512)                                        2,207,758(a)

Other assets and liabilities, net--2.2%                                50,254
                                                                ----------------
NET ASSETS--100.0%                                              $   2,258,012
                                                                ================

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $54,985 and gross depreciation of $65,028 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $2,217,801.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.


                     See Notes to Schedules of Investments

Phoenix Total Value Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES          VALUE
                                                    ---------   ----------------
DOMESTIC COMMON STOCKS--98.1%

AEROSPACE & DEFENSE--2.1%
General Dynamics Corp.                                  2,500   $     298,875
Precision Castparts Corp.                               1,300          69,030
United Technologies Corp.                               3,420         177,293
                                                                ----------------
                                                                      545,198
                                                                ----------------

AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co.                              2,000          49,320

APPAREL RETAIL--0.1%
American Eagle Outfitters, Inc.                         1,550          36,472

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Liz Claiborne, Inc.                                     4,110         161,605

ASSET MANAGEMENT & CUSTODY BANKS--1.7%
Franklin Resources, Inc.                                3,300         277,068
Mellon Financial Corp.                                  5,590         178,712
                                                                ----------------
                                                                      455,780
                                                                ----------------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.                                          5,200          51,272

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                                     1,700          33,949

BIOTECHNOLOGY--0.2%
Invitrogen Corp.(b)                                       600          45,138

BUILDING PRODUCTS--0.5%
USG Corp.(b)                                            1,724         118,473

COAL & CONSUMABLE FUELS--0.3%
Peabody Energy Corp.                                      900          75,915

COMMUNICATIONS EQUIPMENT--0.8%
Motorola, Inc.                                          9,780         216,040

COMPUTER HARDWARE--2.3%
Hewlett-Packard Co.                                    14,750         430,700
International Business Machines Corp.                   2,130         170,869
                                                                ----------------
                                                                      601,569
                                                                ----------------

COMPUTER STORAGE & PERIPHERALS--0.8%
EMC Corp.(b)                                            8,800         113,872
Western Digital Corp.(b)                                7,050          91,157
                                                                ----------------
                                                                      205,029
                                                                ----------------

                                                      SHARES          VALUE
                                                    ---------   ----------------
DOMESTIC COMMON STOCKS (continued)

CONSUMER FINANCE--0.6%
AmeriCredit Corp.(b)                                    1,700   $      40,579
Capital One Financial Corp.                             1,550         123,256
                                                                ----------------
                                                                      163,835
                                                                ----------------

DATA PROCESSING & OUTSOURCED SERVICES--1.7%
Affiliated Computer Services, Inc. Class A(b)           3,300         180,180
Computer Sciences Corp.(b)                              5,750         272,033
                                                                ----------------
                                                                      452,213
                                                                ----------------

DEPARTMENT STORES--1.0%
Federated Department Stores, Inc.                       2,300         153,801
Nordstrom, Inc.                                         3,400         116,688
                                                                ----------------
                                                                      270,489
                                                                ----------------

DIVERSIFIED BANKS--5.8%
Bank of America Corp.                                  20,200         850,420
Comerica, Inc.                                          2,830         166,687
U.S. Bancorp                                            9,650         270,972
Wachovia Corp.                                          5,100         242,709
                                                                ----------------
                                                                    1,530,788
                                                                ----------------

DIVERSIFIED COMMERCIAL SERVICES--1.6%
Cendant Corp.                                           6,850         141,384
Dun & Bradstreet Corp.(b)                               1,550         102,099
Equifax, Inc.                                           5,316         185,741
                                                                ----------------
                                                                      429,224
                                                                ----------------

DIVERSIFIED METALS & MINING--1.2%
Phelps Dodge Corp.                                      2,500         324,825

ELECTRIC UTILITIES--2.4%
Allegheny Energy, Inc.(b)                               2,500          76,800
Exelon Corp.                                            9,030         482,563
FPL Group, Inc.                                         1,800          85,680
                                                                ----------------
                                                                      645,043
                                                                ----------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Cooper Industries Ltd. Class A                          2,750         190,135

ENVIRONMENTAL SERVICES--0.9%
Republic Services, Inc.                                 6,750         238,208

FOOTWEAR--0.7%
NIKE, Inc. Class B                                      2,190         178,879


                     See Notes to Schedules of Investments

Phoenix Total Value Fund

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

GAS UTILITIES--0.3%
ONEOK, Inc.                                             2,200   $      74,844

HEALTH CARE DISTRIBUTORS--0.7%
AmerisourceBergen Corp.                                 2,300         177,790

HEALTH CARE EQUIPMENT--1.3%
Becton, Dickinson & Co.                                 3,120         163,582
Thermo Electron Corp.(b)                                5,900         182,310
                                                                ----------------
                                                                      345,892
                                                                ----------------

HEALTH CARE SERVICES--0.2%
Caremark Rx, Inc.(b)                                    1,050          52,427

HEALTH CARE SUPPLIES--0.6%
Bausch & Lomb, Inc.                                     2,090         168,621

HOME ENTERTAINMENT SOFTWARE--0.5%
Activision, Inc.(b)                                     5,800         118,610

HOME IMPROVEMENT RETAIL--0.6%
Sherwin-Williams Co. (The)                              3,580         157,771

HOMEBUILDING--1.4%
Beazer Homes USA, Inc.                                    700          41,069
Lennar Corp. Class A                                    2,780         166,133
NVR, Inc.(b)                                              100          88,495
Standard-Pacific Corp.                                  1,600          66,416
                                                                ----------------
                                                                      362,113
                                                                ----------------

HOUSEHOLD APPLIANCES--0.8%
Black & Decker Corp. (The)                              2,710         222,464

HOUSEHOLD PRODUCTS--1.3%
Clorox Co. (The)                                        3,000         166,620
Procter & Gamble Co. (The)                              3,120         185,515
                                                                ----------------
                                                                      352,135
                                                                ----------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
TXU Corp.                                                 640          72,243

INDUSTRIAL CONGLOMERATES--1.9%
3M Co.                                                  2,410         176,798
General Electric Co.                                    9,900         333,333
                                                                ----------------
                                                                      510,131
                                                                ----------------

INDUSTRIAL GASES--0.6%
Praxair, Inc.                                           3,330         159,607

INDUSTRIAL MACHINERY--0.6%
Eaton Corp.                                             2,680         170,314

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

INTEGRATED OIL & GAS--9.9%
Chevron Corp.                                           4,461   $     288,761
ConocoPhillips                                         13,550         947,280
Exxon Mobil Corp.                                      13,665         868,274
Marathon Oil Corp.                                      4,641         319,904
Occidental Petroleum Corp.                              2,170         185,383
                                                                ----------------
                                                                    2,609,602
                                                                ----------------

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
BellSouth Corp.                                        11,600         305,080
CenturyTel, Inc.                                        1,800          62,964
Talk America Holdings, Inc.(b)                            600           5,658
                                                                ----------------
                                                                      373,702
                                                                ----------------

INVESTMENT BANKING & BROKERAGE--1.0%
Lehman Brothers Holdings, Inc.                          2,330         271,398

IT CONSULTING & OTHER SERVICES--0.5%
Accenture Ltd. Class A                                  5,550         141,303

LIFE & HEALTH INSURANCE--3.4%
AmerUs Group Co.                                        1,350          77,449
Lincoln National Corp.                                  3,490         181,550
MetLife, Inc.                                          11,720         584,008
Prudential Financial, Inc.                                900          60,804
                                                                ----------------
                                                                      903,811
                                                                ----------------

MANAGED HEALTH CARE--2.9%
Aetna, Inc.                                             2,230         192,092
CIGNA Corp.                                             2,150         253,399
Health Net, Inc.(b)                                     1,000          47,320
Humana, Inc.(b)                                         1,700          81,396
UnitedHealth Group, Inc.                                3,240         182,088
                                                                ----------------
                                                                      756,295
                                                                ----------------

MULTI-LINE INSURANCE--2.8%
American International Group, Inc.                      2,902         179,808
Assurant, Inc.                                          3,900         148,434
Genworth Financial, Inc. Class A                        1,550          49,972
Hartford Financial Services Group, Inc. (The)           4,025         310,609
HCC Insurance Holdings, Inc.                            1,300          37,089
                                                                ----------------
                                                                      725,912
                                                                ----------------

MULTI-UTILITIES--2.1%
Ameren Corp.                                               74           3,958
NiSource, Inc.                                          6,300         152,775
PG&E Corp.                                              5,350         209,988
Sempra Energy                                           1,950          91,767


                     See Notes to Schedules of Investments

Phoenix Total Value Fund

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

MULTI-UTILITIES (CONTINUED)
Xcel Energy, Inc.                                       5,200   $     101,972
                                                                ----------------
                                                                      560,460
                                                                ----------------

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Burlington Resources, Inc.                              1,500         121,980
Devon Energy Corp.                                      5,100         350,064
                                                                ----------------
                                                                      472,044
                                                                ----------------

OIL & GAS REFINING, MARKETING &
TRANSPORTATION--2.7%
Sunoco, Inc.                                            3,386         264,785
Tesoro Corp.                                            1,700         114,308
Valero Energy Corp.                                     3,012         340,537
                                                                ----------------
                                                                      719,630
                                                                ----------------

OIL & GAS STORAGE & TRANSPORTATION--0.1%
Overseas Shipholding Group, Inc.                          500          29,165

OTHER DIVERSIFIED FINANCIAL SERVICES--1.0%
Citigroup, Inc.                                         4,691         213,534
JPMorgan Chase & Co.                                    1,600          54,288
                                                                ----------------
                                                                      267,822
                                                                ----------------

PACKAGED FOODS & MEATS--2.4%
Campbell Soup Co.                                       6,000         178,500
Gold Kist, Inc.(b)                                      3,200          62,560
Kellogg Co.                                             3,770         173,910
Pilgrim's Pride Corp.                                   6,150         223,860
                                                                ----------------
                                                                      638,830
                                                                ----------------

PHARMACEUTICALS--3.0%
Johnson & Johnson                                       7,210         456,249
Pfizer, Inc.                                            6,395         159,683
Wyeth                                                   3,750         173,512
                                                                ----------------
                                                                      789,444
                                                                ----------------

PROPERTY & CASUALTY INSURANCE--6.1%
Allstate Corp. (The)                                    6,310         348,880
Axis Capital Holdings Ltd.                              6,500         185,315
Berkley (W.R.) Corp.                                    3,750         148,050
Chubb Corp. (The)                                       4,350         389,542
Progressive Corp. (The)                                   500          52,385
SAFECO Corp.                                            3,250         173,485
St. Paul Travelers Cos., Inc. (The)                     7,079         317,635
                                                                ----------------
                                                                    1,615,292
                                                                ----------------

RAILROADS--2.4%
Burlington Northern Santa Fe Corp.                      1,700         101,660

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

RAILROADS (CONTINUED)
CSX Corp.                                               6,300   $     292,824
Norfolk Southern Corp.                                  5,800         235,248
                                                                ----------------
                                                                      629,732
                                                                ----------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
CB Richard Ellis Group, Inc. Class A(b)                 1,550          76,260

REGIONAL BANKS--4.1%
AmSouth Bancorp                                         1,200          30,312
KeyCorp                                                 8,000         258,000
Marshall & Ilsley Corp.                                 3,730         162,292
National City Corp.                                    12,350         412,984
TD Banknorth, Inc.                                      5,500         165,770
Zions Bancorp.                                            900          64,089
                                                                ----------------
                                                                    1,093,447
                                                                ----------------

REITS--0.2%
Rayonier, Inc.                                            700          40,334

RESTAURANTS--2.2%
Brinker International, Inc.(b)                          2,000          75,120
Darden Restaurants, Inc.                               11,750         356,847
Yum! Brands, Inc.                                       2,850         137,969
                                                                ----------------
                                                                      569,936
                                                                ----------------

SEMICONDUCTORS--2.7%
Intel Corp.                                             8,710         214,701
Micron Technology, Inc.(b)                              2,300          30,590
Texas Instruments, Inc.                                13,552         459,413
                                                                ----------------
                                                                      704,704
                                                                ----------------

SPECIALIZED CONSUMER SERVICES--0.6%
ServiceMaster Co. (The)                                10,850         146,909

SPECIALTY STORES--0.7%
Office Depot, Inc.(b)                                   6,080         180,576

STEEL--0.8%
Nucor Corp.                                             2,500         147,475
United States Steel Corp.                               1,300          55,055
                                                                ----------------
                                                                      202,530
                                                                ----------------

SYSTEMS SOFTWARE--1.4%
Microsoft Corp.                                         6,280         161,584
Oracle Corp.(b)                                        17,800         220,542
                                                                ----------------
                                                                      382,126
                                                                ----------------

THRIFTS & MORTGAGE FINANCE--1.1%
Radian Group, Inc.                                        300          15,930


                     See Notes to Schedules of Investments

Phoenix Total Value Fund

                                                      SHARES          VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS (continued)

THRIFTS & MORTGAGE FINANCE (CONTINUED)
Washington Mutual, Inc.                                 7,200   $     282,384
                                                                ----------------
                                                                      298,314
                                                                ----------------

TRUCKING--0.8%
Laidlaw International, Inc.                             4,800         116,016
Yellow Roadway Corp.(b)                                 2,200          91,124
                                                                ----------------
                                                                      207,140
                                                                ----------------

WIRELESS TELECOMMUNICATION SERVICES--2.1%
ALLTEL Corp.                                            2,840         184,912
Nextel Partners, Inc. Class A(b)                          100           2,510
Sprint Nextel Corp.                                    15,910         378,340
                                                                ----------------
                                                                      565,762
                                                                ----------------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $25,442,487)                                      25,936,841
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.0%

APPLICATION SOFTWARE--0.6%
Amdocs Ltd. (United States)(b)                          5,650         156,675

INDUSTRIAL CONGLOMERATES--0.7%
Tyco International Ltd. (United States)                 6,250         174,062

PROPERTY & CASUALTY INSURANCE--0.7%
ACE Ltd. (United States)                                3,840         180,749

REINSURANCE--0.0%
Endurance Specialty Holdings Ltd. (United States)         322          10,983
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $533,160)                                            522,469
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $25,975,647)                                      26,459,310(a)

Other assets and liabilities, net--(0.1)%                             (25,466)
                                                                ----------------
NET ASSETS--100.0%                                              $  26,433,844
                                                                ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,021,379 and gross depreciation of $555,207 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $25,993,138.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.


                     See Notes to Schedules of Investments

Phoenix Worldwide Strategies Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                    ---------   ----------------

DOMESTIC COMMON STOCKS--35.0%

UNITED STATES--35.0%
Anadarko Petroleum Corp. (Oil & Gas Exploration &
   Production)                                          5,800   $     555,350
Bank of America Corp. (Diversified Banks)              30,700       1,292,470
Beckman Coulter, Inc. (Health Care Equipment)           3,600         194,328
Cisco Systems, Inc. (Communications Equipment)(b)      60,800       1,090,144
Citigroup, Inc. (Other Diversified Financial
   Services)                                            9,700         441,544
Coca-Cola Co. (The) (Soft Drinks)                      22,100         954,499
Colgate-Palmolive Co. (Household Products)              9,500         501,505
Comcast Corp. Special Class A (Broadcasting &
   Cable TV)(b)                                        27,400         788,572
CVS Corp. (Drug Retail)                                38,800       1,125,588
Dean Foods Co. (Packaged Foods & Meats)(b)             10,600         411,916
Dell, Inc. (Computer Hardware)(b)                      15,600         533,520
Emerson Electric Co. (Electrical Components &
   Equipment)                                           7,200         516,960
Express Scripts, Inc. (Health Care Services)(b)         8,900         553,580
Exxon Mobil Corp. (Integrated Oil & Gas)               21,600       1,372,464
FedEx Corp. (Air Freight & Logistics)                   5,800         505,354
Fisher Scientific International, Inc. (Health Care
   Equipment)(b)                                       14,600         905,930
General Electric Co. (Industrial Conglomerates)        63,400       2,134,678
Harte-Hanks, Inc. (Advertising)                        22,500         594,675
HCA, Inc. (Health Care Facilities)                     14,400         690,048
Heinz (H.J.) Co. (Packaged Foods & Meats)              12,600         460,404
International Business Machines Corp. (Computer
   Hardware)                                           12,900       1,034,838
Jacobs Engineering Group, Inc. (Construction &
   Engineering)(b)                                     23,200       1,563,680
Johnson & Johnson (Pharmaceuticals)                    18,000       1,139,040
JPMorgan Chase & Co. (Other Diversified Financial
   Services)                                           30,100       1,021,293
Kellogg Co. (Packaged Foods & Meats)                    5,000         230,650
Manor Care, Inc. (Health Care Facilities)               6,500         249,665
Manpower, Inc. (Human Resources & Employment
   Services)                                           17,300         767,947
McDonald's Corp. (Restaurants)                         39,800       1,332,902

                                                      SHARES         VALUE
                                                    ---------   ----------------

UNITED STATES--(CONTINUED)

Mellon Financial Corp. (Asset Management & Custody
   Banks)                                              23,800   $     760,886
Merrill Lynch & Co., Inc. (Investment Banking &
   Brokerage)                                          11,100         680,985
Microsoft Corp. (Systems Software)                     48,400       1,245,332
NIKE, Inc. Class B (Footwear)                           4,700         383,896
Norfolk Southern Corp. (Railroads)                     18,400         746,304
Omnicom Group, Inc. (Advertising)                       4,300         359,609
Patterson-UTI Energy, Inc. (Oil & Gas Drilling)        17,300         624,184
Pfizer, Inc. (Pharmaceuticals)                         21,200         529,364
PG&E Corp. (Multi-Utilities)                           19,800         777,150
Procter & Gamble Co. (The) (Household Products)        22,800       1,355,688
Robert Half International, Inc. (Human Resources &
   Employment Services)                                12,700         451,993
SBC Communications, Inc. (Integrated
   Telecommunication Services)                         18,300         438,651
Spectrum Brands, Inc. (Household Products)(b)          11,600         273,180
Sprint Nextel Corp. (Wireless Telecommunication
   Services)                                           29,279         696,254
Thermo Electron Corp. (Health Care Equipment)(b)       15,700         485,130
TreeHouse Foods, Inc. (Packaged Foods & Meats)(b)       2,160          58,061
United Technologies Corp. (Aerospace & Defense)        18,700         969,408
Verizon Communications, Inc. (Integrated
   Telecommunication Services)                         15,600         509,964
Wachovia Corp. (Diversified Banks)                     18,800         894,692
Walt Disney Co. (The) (Movies & Entertainment)         36,100         871,093
WebEx Communications, Inc. (Internet Software &
   Services)(b)                                        21,100         517,161
WellPoint, Inc. (Managed Health Care)(b)               16,900       1,281,358
Wells Fargo & Co. (Diversified Banks)                  19,900       1,165,543
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $34,123,884)                                      39,039,430
--------------------------------------------------------------------------------


                     See Notes to Schedules of Investments

Phoenix Worldwide Strategies Fund

                                                      SHARES         VALUE
                                                    ---------   ----------------

FOREIGN COMMON STOCKS(c)--59.8%

ARGENTINA--0.0%
BBVA Banco Frances SA ADR (Diversified Banks)           1,200   $       9,336
Petrobras Energia Participaciones S.A. Sponsored
  ADR (Integrated Oil & Gas)(b)                         1,500          24,210
                                                                ----------------
                                                                       33,546
                                                                ----------------

AUSTRALIA--3.6%
Axa Asia Pacific Holdings Ltd. (Multi-line
   Insurance)                                          18,810          69,714
Babcock & Brown Ltd. (Investment Banking &
   Brokerage)                                          19,448         314,419
BHP Billiton Ltd. (Diversified Metals & Mining)        18,997         322,339
Leighton Holdings Ltd. (Construction &
   Engineering)                                        10,521         114,332
Metcash Ltd. (Food Retail)                             28,600          91,604
Publishing & Broadcasting Ltd. (Movies &
   Entertainment)                                       8,268         103,910
QBE Insurance Group Ltd. (Property & Casualty
   Insurance)                                           2,468          35,158
Rinker Group Ltd. (Construction Materials)             89,300       1,129,104
Rio Tinto Ltd. (Diversified Metals & Mining)           21,116         952,337
Santos Ltd. (Oil & Gas Exploration & Production)       20,739         197,853
Sonic Healthcare Ltd. (Health Care Services)            5,780          68,321
Westfield Group (Real Estate Management &
   Development)                                        26,000         333,105
Woodside Petroleum Ltd. (Oil & Gas Exploration &
   Production)                                         10,000         274,537
                                                                ----------------
                                                                    4,006,733
                                                                ----------------

BELGIUM--0.9%
Dexia (Diversified Banks)                              16,994         382,546
Fortis (Multi-Sector Holdings)                         14,200         411,809
KBC Bankverzekeringsholding (Diversified Banks)         1,655         134,063
Omega Pharma SA (Health Care Distributors)                785          44,324
                                                                ----------------
                                                                      972,742
                                                                ----------------

CANADA--1.3%
Bank of Nova Scotia (Diversified Banks)                11,800         440,736
EnCana Corp. (Oil & Gas Exploration & Production)       9,600         559,484
Teck Cominco Ltd. Class B (Gold)                        8,000         358,882
TELUS Corp. (Integrated Telecommunication
   Services)                                              900          31,541
                                                                ----------------
                                                                    1,390,643
                                                                ----------------

                                                      SHARES         VALUE
                                                    ---------   ----------------

CHINA--0.2%
China Petroleum & Chemical Corp. (Integrated Oil
   & Gas)                                             602,000   $     275,494

DENMARK--0.6%
A P Moller - Maersk A/S (Marine)                           30         306,317
Danske Bank A/S (Diversified Banks)                    10,500         321,295
DSV A/S (Trucking)                                        650          69,090
                                                                ----------------
                                                                      696,702
                                                                ----------------

FINLAND--0.4%
Nokia OYJ (Communications Equipment)                   19,000         318,322
Sampo OYJ Class A (Multi-line Insurance)                8,900         141,194
                                                                ----------------
                                                                      459,516
                                                                ----------------

FRANCE--6.1%
Alcatel SA (Communications Equipment)(b)               29,100         387,510
Assurances Generales de France (Multi-line
   Insurance)                                           2,300         220,035
Axa SA (Multi-line Insurance)                          15,700         430,969
BNP Paribas SA (Diversified Banks)                      4,800         364,882
Bouygues SA (Construction & Engineering)                9,000         418,280
CapGemini SA (IT Consulting & Other Services)(b)        9,800         381,376
Compagnie Generale des Etablissements
   Michelin Class B (Tires & Rubber)                    4,650         273,171
France Telecom SA (Integrated
   Telecommunication Services)                          6,707         192,492
Lafarge SA (Construction Materials)                     2,700         237,534
Sanofi-aventis (Pharmaceuticals)                        5,700         470,975
Societe Generale (Diversified Banks)                    5,200         593,402
Sodexho Alliance SA (Restaurants)                       7,200         271,801
Total SA (Integrated Oil & Gas)                         5,772       1,575,412
Vinci SA (Construction & Engineering)                   1,972         169,814
Vivendi Universal SA (Movies & Entertainment)          23,300         760,565
                                                                ----------------
                                                                    6,748,218
                                                                ----------------

GERMANY--3.3%
Allianz AG Registered Shares (Multi-line
   Insurance)                                           3,038         410,178
BASF AG (Diversified Chemicals)                         9,647         724,641
Bayerische Motoren Werke AG (Automobile
   Manufacturers)                                       3,700         173,694
Celesio AG (Health Care Distributors)                   2,900         253,909
Deutsche Telekom AG Registered Shares (Integrated
   Telecommunication Services)                         25,600         465,818


                     See Notes to Schedules of Investments

Phoenix Worldwide Strategies Fund

                                                      SHARES         VALUE
                                                    ---------   ----------------

GERMANY--(CONTINUED)
E.ON AG (Electric Utilities)                            3,600   $     331,422
Fresenius Medical Care AG (Health Care Services)        2,200         200,289
Metro AG (Department Stores)                            9,500         467,778
Mobilcom AG (Wireless Telecommunication Services)       2,638          60,715
Salzgitter AG (Steel)                                   4,573         226,328
SAP AG (Application Software)                           2,200         380,218
                                                                ----------------
                                                                    3,694,990
                                                                ----------------

GREECE--0.6%
Alpha Bank A.E. (Regional Banks)                       12,100         342,328
Cosmote Mobile Telecommunications S.A. (Wireless
   Telecommunication Services)                         17,400         345,888
                                                                ----------------
                                                                      688,216
                                                                ----------------

HONG KONG--2.3%
Cheung Kong Holdings Ltd. (Real Estate Management
   & Development)                                      32,000         361,361
China Mobile Ltd. (Wireless Telecommunication
   Services)                                           51,000         249,828
China Telecom Corporation Ltd. (Integrated
   Telecommunication Services)                         38,000          14,328
CNOOC Ltd. (Oil & Gas Exploration & Production)       874,000         636,570
Guangdong Investments Ltd. (Industrial
   Conglomerates)                                     592,000         207,958
Li & Fung Ltd. (Trading Companies & Distributors)      80,000         185,115
Solomon Systech International Ltd.
   (Semiconductors)                                   752,000         271,433
Sun Hung Kai Properties Ltd. (Real Estate
   Management & Development)                           24,000         248,590
Television Broadcasts Ltd. (Broadcasting & Cable
   TV)                                                 39,000         238,554
VTech Holdings Ltd. (Communications Equipment)         54,000         195,260
                                                                ----------------
                                                                    2,608,997
                                                                ----------------

ITALY--2.2%
Capitalia S.p.A. (Diversified Banks)                   79,300         433,646
ENI S.p.A. (Integrated Oil & Gas)                      32,314         959,653
Fondiaria - Sai S.p.A. (Multi-line Insurance)           5,500         166,907
Mediaset S.p.A. (Broadcasting & Cable TV)              26,900         318,287

                                                      SHARES         VALUE
                                                    ---------   ----------------

ITALY--(CONTINUED)
UniCredito Italiano S.p.A. (Diversified Banks)        107,400   $     605,379
                                                                ----------------
                                                                    2,483,872
                                                                ----------------

JAPAN--12.0%
Advantest Corp. (Semiconductor Equipment)               6,200         480,620
AEON Co. Ltd. (Food Retail)                            35,500         713,002
Ajinomoto Co., Inc. (Packaged Foods & Meats)           34,000         357,611
Central Japan Railway Co. (Railroads)                      27         210,254
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)       18,500         352,823
Japan Tobacco, Inc. (Tobacco)                              20         315,363
Kaneka Corp. (Fertilizers & Agricultural
   Chemicals)                                          28,000         365,292
Kao Corp. (Personal Products)                          23,000         566,288
KDDI Corp. (Wireless Telecommunication Services)          193       1,088,090
Keyence Corp. (Electronic Equipment Manufacturers)      1,000         251,409
Mitsui O.S.K. Lines Ltd. (Marine)                     151,000       1,206,457
Mizuho Financial Group, Inc. (Multi-Sector
   Holdings)                                              108         686,892
Momiji Holdings, Inc. (Regional Banks)(b)                  17          48,221
Murata Manufacturing Co. Ltd.
   (Electronic Equipment Manufacturers)                 8,800         490,698
Nippon Oil Corp. (Oil & Gas Refining, Marketing &
   Transportation)                                     49,000         433,800
Nippon Paper Group, Inc. (Paper Products)                  49         177,405
Nippon Yusen Kabushiki Kaisha (Marine)                105,000         703,885
Nissan Diesel Motor Co. Ltd.
   (Construction, Farm Machinery & Heavy Trucks)        6,000          31,131
Nissin Kogyo Co. Ltd (Auto Parts & Equipment)           6,400         244,679
NTT DoCoMo, Inc. (Wireless Telecommunication
   Services)                                              380         676,180
OMRON Corp. (Electronic Equipment Manufacturers)       18,800         457,911
ORIX Corp. (Consumer Finance)                           1,100         198,643
Secom Co. Ltd. (Specialized Consumer Services)          8,500         408,827
Seino Holdings Co. Ltd. (Trucking)                     26,000         237,509
Shinsei Bank Ltd. (Diversified Banks)                  85,000         535,368
Showa Shell Sekiyu K.K. (Oil & Gas Refining,
   Marketing & Transportation)                         22,900         313,483
Takefuji Corp. (Consumer Finance)                       6,380         497,384
Teijin Ltd. (Textiles)                                 45,000         262,421


                     See Notes to Schedules of Investments

Phoenix Worldwide Strategies Fund

                                                     SHARES           VALUE
                                                    ---------   ----------------

JAPAN--(CONTINUED)
Yamaha Motor Co. Ltd. (Automobile Manufacturers)       51,000   $   1,053,515
                                                                ----------------
                                                                   13,365,161
                                                                ----------------

MALAYSIA--0.1%
Petronas Gas Berhad (Oil & Gas Storage &
  Transportation)                                       9,700          22,776
Resorts World Berhad (Hotels, Resorts & Cruise
  Lines)                                                7,100          20,722
Shell Refining Co. (Oil & Gas Refining, Marketing
  & Transportation)                                     4,700          14,590
                                                                ----------------
                                                                       58,088
                                                                ----------------

NETHERLANDS--2.5%
ASML Holding N.V. (Semiconductor Equipment)(b)         20,000         328,346
ING Groep N.V. (Other Diversified Financial
  Services)                                            64,591       1,923,640
Unilever N.V. (Packaged Foods & Meats)                  2,400         170,615
Wolters Kluwer N.V. (Publishing & Printing)            20,300         377,674
                                                                ----------------
                                                                    2,800,275
                                                                ----------------

NORWAY--0.3%
Statoil ASA (Integrated Oil & Gas)                     13,500         334,844

RUSSIA--1.8%
LUKOIL Sponsored ADR (Integrated Oil & Gas)            27,700       1,599,675
Mobile TeleSystems Sponsored ADR (Wireless
  Telecommunication Services)                           6,400         260,352
Oao Gazprom Sponsored GDR RegS (Oil & Gas Storage
  & Transportation)                                     1,700         113,900
                                                                ----------------
                                                                    1,973,927
                                                                ----------------

SINGAPORE--0.6%
SembCorp Industries Ltd. (Construction, Farm
  Machinery & Heavy Trucks)                           194,000         343,962
Singapore Press Holdings Ltd. (Publishing &
  Printing)                                            61,000         166,555
United Overseas Bank Ltd. (Regional Banks)             22,000         183,328
                                                                ----------------
                                                                      693,845
                                                                ----------------

SOUTH KOREA--0.2%
Samsung Electronics Co. Ltd. GDR (Semiconductors)         910         256,879

SPAIN--2.5%
Actividades de Construccion y Servicios SA
  (Construction & Engineering)                          7,300         212,758

                                                      SHARES          VALUE
                                                    ---------   ----------------

SPAIN--(CONTINUED)
Banco Bilbao Vizcaya Argentaria SA (Diversified
  Banks)                                               20,400   $     357,714
Banco Santander Central Hispano SA (Diversified
  Banks)                                               73,195         961,506
Jazztel plc (Integrated Telecommunication
  Services)(b)                                         78,161          97,696
Repsol YPF SA (Integrated Oil & Gas)                   34,300       1,111,385
                                                                ----------------
                                                                    2,741,059
                                                                ----------------

SWEDEN--1.0%
Nordea Bank AB (Regional Banks)                        91,000         909,513
Securitas AB Class B (Hotels, Resorts & Cruise
  Lines)                                               14,100         218,206
                                                                ----------------
                                                                    1,127,719
                                                                ----------------

SWITZERLAND--3.3%
Compagnie Financiere Richemont AG Class A
  (Apparel, Accessories & Luxury Goods)                 4,920         194,778
Nestle SA Registered Shares (Packaged Foods &
  Meats)                                                  900         263,489
Novartis AG Registered Shares (Pharmaceuticals)        16,200         821,544
Phonak Holding AG Registered Shares (Health Care
  Equipment)                                            1,930          82,669
Roche Holding AG (Pharmaceuticals)                      5,700         791,673
Syngenta AG (Fertilizers & Agricultural
  Chemicals)(b)                                           680          71,175
UBS AG Registered Shares (Diversified Capital
  Markets)                                              4,700         399,367
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)(b)                             6,050       1,030,493
                                                                ----------------
                                                                    3,655,188
                                                                ----------------

TAIWAN--0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)                       93,600         769,392

THAILAND--0.2%
Advanced Info Service Public Co. Ltd. NVDR
  (Wireless Telecommunication Services)                86,000         226,288

UNITED KINGDOM--11.8%
Ashtead Group plc (Consumer Finance)(b)                25,029          61,142
AstraZeneca plc (Pharmaceuticals)                      39,300       1,826,505
Aviva plc (Multi-line Insurance)                       35,500         389,776
Barclays plc (Diversified Banks)                       31,600         319,367
BHP Billiton plc (Diversified Metals & Mining)          4,885          78,924


                     See Notes to Schedules of Investments

Phoenix Worldwide Strategies Fund

                                                      SHARES          VALUE
                                                    ---------   ----------------

UNITED KINGDOM--(CONTINUED)
BPB plc (Construction Materials)                       20,500   $     266,121
British American Tobacco plc (Tobacco)                 60,000       1,260,406
Diageo plc (Distillers & Vintners)                     12,165         174,871
EMAP plc (Publishing & Printing)                      109,277       1,586,267
EMI Group plc (Movies & Entertainment)                 68,600         293,416
GlaxoSmithKline plc (Pharmaceuticals)                  42,200       1,073,310
HBOS plc (Diversified Banks)                           10,000         150,540
HSBC Holdings plc (Diversified Banks)                  45,248         731,840
Legal & General Group plc (Multi-line Insurance)      193,300         386,968
Michael Page International plc (Human Resources &
  Employment Services)                                 23,656         102,642
NETeller plc (Other Diversified Financial
  Services)(b)                                         15,300         223,309
Paladin Resources plc (Oil & Gas Exploration &
  Production)                                          11,600          64,756
Rolls-Royce Group plc (Aerospace & Defense)(b)         89,500         589,605
Sage Group plc (The) (Application Software)            40,100         163,028
Scottish & Newcastle plc (Brewers)                     38,100         311,642
Scottish Power plc (Electric Utilities)                62,788         632,908
Standard Chartered plc (Diversified Banks)             66,900       1,443,112
Vodafone Group plc (Wireless Telecommunication
  Services)                                           405,100       1,053,906
                                                                ----------------
                                                                   13,184,361
                                                                ----------------

UNITED STATES--1.2%
Aegon N.V. (Life & Health Insurance)                    3,100          46,013
Amdocs Ltd. (Application Software)(b)                  15,900         440,907
Royal Dutch Shell plc Class A (Integrated Oil &
  Gas)                                                 19,000         627,282
Royal Dutch Shell plc Class B (Integrated Oil &
  Gas)                                                      1              15
Teva Pharmaceutical Industries Ltd. Sponsored ADR
  (Pharmaceuticals)                                     6,800         227,256
                                                                ----------------
                                                                    1,341,473
                                                                ----------------

                                                      SHARES          VALUE
                                                    ---------   ----------------

VENEZUELA--0.1%
Compania Anonima Nacional Telefonos
  de Venezuela ADR (Integrated
  Telecommunication Services)                           5,200   $      72,956
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $58,902,633)                                      66,661,124
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.9%

SPDR Trust Series I                                     7,700         947,408
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $853,708)                                            947,408
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $93,880,225)                                     106,647,962
--------------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)           VALUE
                                                    ---------   ----------------

SHORT-TERM INVESTMENTS--2.3%

COMMERCIAL PAPER--2.3%
UBS Finance Delaware LLC 3.86%, 10/3/05             $   1,625       1,624,652
Goldman Sachs Group, Inc. 3.80%, 10/4/05                  990         989,686
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,614,338)                                        2,614,338
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $96,494,563)                                     109,262,300(a)

Other assets and liabilities, net--2.0%                             2,222,230
                                                                ----------------
NET ASSETS--100.0%                                              $ 111,484,530
                                                                ================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,570,764 and gross depreciation of $1,136,969 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $96,828,505.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.


                     See Notes to Schedules of Investments

Phoenix Worldwide Strategies Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Advertising                                                                 0.9%
Aerospace & Defense                                                         1.5
Air Freight & Couriers                                                      0.5
Apparel, Accessories & Luxury Goods                                         0.2
Application Software                                                        0.9
Asset Management & Custody Banks                                            0.7
Auto Parts & Equipment                                                      0.2
Automobile Manufacturers                                                    1.1
Brewers                                                                     0.3
Broadcasting & Cable TV                                                     1.3
Communications Equipment                                                    1.9
Computer Hardware                                                           1.5
Construction & Engineering                                                  2.3
Construction Materials                                                      1.5
Construction, Farm Machinery & Heavy Trucks                                 0.3
Consumer Finance                                                            0.7
Department Stores                                                           0.4
Distillers & Vintners                                                       0.2
Diversified Banks                                                          10.4
Diversified Capital Markets                                                 0.4
Diversified Chemicals                                                       0.7
Diversified Metals & Mining                                                 1.3
Drug Retail                                                                 1.1
Electric Utilities                                                          0.9
Electrical Components & Equipment                                           0.5
Electronic Equipment Manufacturers                                          1.1
Exchange Traded Funds                                                       0.9
Fertilizers & Agricultural Chemicals                                        0.4
Food Retail                                                                 0.7
Footwear                                                                    0.4
Gold                                                                        0.3
Health Care Distributors                                                    0.3
Health Care Equipment                                                       1.6
Health Care Facilities                                                      0.9
Health Care Services                                                        0.8
Hotels, Resorts & Cruise Lines                                              0.2
Household Products                                                          2.0
Human Resources & Employment Services                                       1.2
IT Consulting & Other Services                                              0.4
Industrial Conglomerates                                                    2.2
Integrated Oil & Gas                                                        7.4
Integrated Telecommunication Services                                       1.7
Internet Software & Services                                                0.5
Investment Banking & Brokerage                                              0.9
Life & Health Insurance                                                     0.0
Managed Health Care                                                         1.2
Marine                                                                      2.1
Movies & Entertainment                                                      1.9
Multi-Sector Holdings                                                       1.0
Multi-Utilities                                                             0.7
Multi-line Insurance                                                        3.0
Oil & Gas Drilling                                                          0.6
Oil & Gas Exploration & Production                                          2.1
Oil & Gas Refining, Marketing & Transportation                              0.7
Oil & Gas Storage & Transportation                                          0.1
Other Diversified Financial Services                                        3.4
Packaged Foods & Meats                                                      1.8
Paper Products                                                              0.2
Personal Products                                                           0.5
Pharmaceuticals                                                             6.8
Property & Casualty Insurance                                               0.0
Publishing & Printing                                                       2.0
Railroads                                                                   0.9
Real Estate Management & Development                                        0.9
Regional Banks                                                              1.4
Restaurants                                                                 1.5
Semiconductor Equipment                                                     0.8
Semiconductors                                                              1.2
Soft Drinks                                                                 0.9
Specialized Consumer Services                                               0.4
Steel                                                                       0.2
Systems Software                                                            1.2
Textiles                                                                    0.2
Tires & Rubber                                                              0.3
Tobacco                                                                     1.5
Trading Companies & Distributors                                            0.2
Trucking                                                                    0.3
Wireless Telecommunication Services                                         4.4
                                                                          -----
                                                                          100.0%
                                                                          =====



                     See Notes to Schedules of Investments

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Equity Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

E. REIT INVESTMENTS

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.


ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Equity Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date November 22, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                          ------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date November 22, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                          ------------------------------------------------------
                           Nancy G. Curtiss,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date November 22, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.